Debt, Lease Liabilities and Other Notes Payable - Finance leases and Other notes payable (Details) $ in Thousands, $ in Millions	1 Months Ended			12 Months Ended
	Jul. 31, 2019 MXN ($)	Mar. 31, 2017 MXN ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Jan. 01, 2019 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Lease liabilities				$ 9,363,520	$ 5,317,944
Other Notes Payable				1,324,063	2,576,874
Repayment of Mexican peso debt				989,156	307,489	$ 851,659
Notional amount				122,378,292
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. and subsidiaries ("GTAC")
Debt, lease liabilities and other notes payable outstanding
Lease liabilities				699,066	691,591
IFRS 16
Debt, lease liabilities and other notes payable outstanding
Lease liabilities				4,797,312	4,641,705		$ 10,115,256
Bank loans maturities between 2017 and 2018
Debt, lease liabilities and other notes payable outstanding
Repayment of Mexican peso debt		$ 1,292,438				629,311
Notional amount						$ 1,250,000
Number of days interest is payable						28 days
Borrowings, interest rate basis						TIIE
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Term of borrowings	5 years
Notional amount	$ 10,000,000
Borrowings, interest rate basis	TIIE
Syndicate of Banks | Minimum
Debt, lease liabilities and other notes payable outstanding
Borrowings, adjustment to interest rate basis	1.05%
Syndicate of Banks | Maximum
Debt, lease liabilities and other notes payable outstanding
Borrowings, adjustment to interest rate basis	1.30%
TVI
Debt, lease liabilities and other notes payable outstanding
Other Notes Payable				1,330,000	2,624,375
Interest expense on other notes payable				142,500	249,375
Accumulated accrued interest				136,563	201,874
TIIE | Bank loans maturities between 2017 and 2018
Debt, lease liabilities and other notes payable outstanding
Borrowings, adjustment to interest rate basis						1.175%
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Obligated interest rate			7.30%
Capital lease monthly fees (Sky)			$ 3.0
Lease liabilities				$ 4,014,567	$ 4,569,773
Lease term			15 years